EQUITY (Details) - Schedule of movement of reserves of share-based payments - Reserve of share-based payments [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY (Details) - Schedule of movement of reserves of share-based payments [Line Items]
Opening balance	$ 37,874	$ 39,481	$ 38,538
Stock option plan	(1,585)	(1,607)	943
Closing balance	$ 37,874	$ 39,481	$ 38,538